As filed with the Securities and Exchange Commission on March 23, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2016

Date of reporting period:  January 31, 2016

Item 1. Schedules of Investments.

Edgar Lomax Value Fund
Schedule of Investments
January 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 98.60%	Value
	Beverage and Tobacco Product Manufacturing - 0.94%
4,050	Altria Group, Inc.	$247,495
7,700	Coca-Cola Co.	330,484
		577,979
	Broadcasting (except Internet) - 0.36%
4,000	Comcast Corp. - Class A	222,840
	Chemical Manufacturing - 13.46%
5,500	AbbVie, Inc.	301,950
42,500	Dow Chemical Co.	1,785,000
10,200	Gilead Sciences, Inc.	846,600
56,000	Merck & Co., Inc.	2,837,520
81,402	Pfizer, Inc.	2,481,947
		8,253,017
	Computer and Electronic Product Manufacturing - 6.49%
69,000	Cisco Systems, Inc.	1,641,510
25,700	Intel Corp.	797,214
6,600	QUALCOMM, Inc.	299,244
9,700	Raytheon Co.	1,243,928
		3,981,896
	Couriers and Messengers - 0.52%
3,400	United Parcel Service, Inc. - Class B	316,880
	Credit Intermediation and Related Activities - 6.50%
25,000	Bank of New York Mellon Corp.	905,500
9,100	Capital One Financial Corp.	597,142
15,600	JPMorgan Chase & Co.	928,200
31,000	Wells Fargo & Co.	1,557,130
		3,987,972
	Electrical Equipment, Appliance, and Component Manufacturing - 1.55%
20,600	Emerson Electric Co.	947,188
	Food Manufacturing - 1.88%
26,800	Mondelez International, Inc. - Class A	1,155,080
	Food Services and Drinking Places - 0.57%
2,800	McDonald's Corp.	346,584
	General Merchandise Stores - 9.31%
31,600	Target Corp.	2,288,472
51,500	Wal-Mart Stores, Inc.	3,417,540
		5,706,012
	Insurance Carriers and Related Activities - 10.42%
42,300	Allstate Corp.	2,563,380
16,700	American International Group, Inc.	943,216
6,800	MetLife, Inc.	303,620
22,400	UnitedHealth Group, Inc.	2,579,584
		6,389,800
	Machinery Manufacturing - 3.92%
24,100	Caterpillar, Inc.	1,499,984
10,500	General Electric Co.	305,550
6,800	United Technologies Corp.	596,292
		2,401,826

	Merchant Wholesalers, Nondurable Goods - 2.76%
20,700	Procter & Gamble Co.	1,690,983
	Miscellaneous Manufacturing - 1.06%
4,300	3M Co.	649,300
	Oil and Gas Extraction - 1.47%
20,500	Devon Energy Corp.	571,950
4,800	Occidental Petroleum Corp.	330,384
		902,334
	Petroleum and Coal Products Manufacturing - 8.41%
25,500	Chevron Corp.	2,204,985
37,900	Exxon Mobil Corp.	2,950,515
		5,155,500
	Professional, Scientific, and Technical Services - 3.04%
6,300	Amgen, Inc.	962,199
7,200	International Business Machines Corp.	898,488
		1,860,687
	Rail Transportation - 1.88%
7,800	Norfolk Southern Corp.	549,900
8,400	Union Pacific Corp.	604,800
		1,154,700
	Real Estate - 0.52%
1,700	Simon Property Group, Inc.	316,676
	Support Activities for Mining - 1.45%
7,000	ConocoPhillips	273,560
19,300	Halliburton Co.	613,547
		887,107
	Telecommunications - 6.12%
9,600	AT&T, Inc.	346,176
68,200	Verizon Communications, Inc.	3,407,954
		3,754,130
	Transportation Equipment Manufacturing - 8.17%
6,000	Boeing Co.	720,780
23,400	Ford Motor Co.	279,396
12,300	General Dynamics Corp.	1,645,371
16,500	General Motors Co.	489,060
10,000	Honeywell International, Inc.	1,032,000
4,000	Lockheed Martin Corp.	844,000
		5,010,607
	Utilities - 7.80%
106,500	Exelon Corp.	3,149,205
22,000	Kinder Morgan, Inc.	361,900
26,000	Southern Co.	1,271,920
		4,783,025

	TOTAL COMMON STOCKS (Cost $62,660,255)	60,452,123

Shares	SHORT-TERM INVESTMENTS - 1.36%	Value
831,976	Invesco STIT-STIC Prime Portfolio - Institutional Class, 0.33% (a)	831,976
	TOTAL SHORT-TERM INVESTMENTS (Cost $831,976)	831,976

	Total Investments in Securities (Cost $63,492,231) - 99.96%	61,284,099
	Other Assets in Excess of Liabilities - 0.04%	25,428
	TOTAL NET ASSETS - 100.00%	$61,309,527

	(a) Rate shown is the 7-day annualized yield as of January 31, 2016.

Edgar Lomax Value Fund
Notes to Schedule of Investments
January 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$346,584	$-	$-	$346,584
Finance and Insurance	10,694,448	-	-	10,694,448
Information	3,976,970	-	-	3,976,970
Manufacturing	28,132,393	-	-	28,132,393
Mining, Quarrying, and Oil and Gas Extraction	1,789,441	-	-	1,789,441
Professional, Scientific, and Technical Services	1,860,687	-	-	1,860,687
Retail Trade	5,706,012	-	-	5,706,012
Transportation and Warehousing	1,471,580	-	-	1,471,580
Utilities	4,783,025	-	-	4,783,025
Wholesale Trade	1,690,983	-	-	1,690,983
Total Common Stocks	60,452,123	-	-	60,452,123
Short-Term Investments	831,976	-	-	831,976
Total Investments in Securities	$61,284,099	$-	$-	$61,284,099

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at January 31, 2016, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended January 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at January 31, 2016 was as follows*:

Cost of investments	$63,541,513

Gross unrealized appreciation	3,036,752
Gross unrealized depreciation	(5,294,166)
Net unrealized depreciation	$(2,257,414)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date 3/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date 3/14/2016

By (Signature and Title)* /s/ Cheryl L. King
                                            Cheryl L. King, Treasurer

Date 3/14/2016

* Print the name and title of each signing officer under his or her signature.